FAIR VALUE CHANGES (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	$ 377	$ (1,153)	$ 2,471	$ (1,567)
Investment property [member]
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	880	(797)	1,707	(679)
Transaction related gains, net of deal costs
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	(282)	224	999	0
Financial contracts
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	138	(64)	653	94
Impairment and provisions
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	(149)	(325)	(384)	(550)
Other fair value changes
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	$ (210)	$ (191)	$ (504)	$ (432)